PHOENIX ALL-CAP GROWTH FUND
                          PHOENIX BALANCED RETURN FUND
                            PHOENIX NIFTY FIFTY FUND
                          PHOENIX SMALL-CAP GROWTH FUND
                   EACH A SERIES OF THE PHOENIX-ENGEMANN FUNDS
      Supplement dated April 12, 2006 to the Prospectus dated May 1, 2005, as supplemented June 17, 2005, October 31, 2005, January 11, 2006,
              February 17, 2006, March 15, 2006 and March 29, 2006

                              PHOENIX BALANCED FUND
                           PHOENIX CAPITAL GROWTH FUND
                           PHOENIX MID-CAP GROWTH FUND
                      EACH A SERIES OF PHOENIX SERIES FUND
   Supplement dated April 12, 2006 to the Prospectus dated February 15, 2006, as supplemented March 29, 2006

                          PHOENIX GROWTH & INCOME FUND
                     A SERIES OF PHOENIX EQUITY SERIES FUND
   Supplement dated April 12, 2006 to the Prospectus dated December 31, 2005, as supplemented January 11, 2006 and February 17, 2006

                          PHOENIX INCOME & GROWTH FUND
                   A SERIES OF PHOENIX INVESTMENT SERIES FUND
    Supplement dated April 12, 2006 to the Prospectus dated August 28, 2005, as supplemented January 11, 2006 and February 17, 2006

                        PHOENIX WORLDWIDE STRATEGIES FUND
                        A SERIES OF PHOENIX EQUITY TRUST

    Supplement dated April 12, 2006 to the Prospectus dated October 31, 2005, as supplemented January 11, 2006, February 17, 2006 and March 16, 2006

IMPORTANT NOTICE TO INVESTORS OF PHOENIX ALL-CAP GROWTH FUND (the "All-Cap Growth Fund"), PHOENIX BALANCED FUND (the "Balanced Fund"), PHOENIX BALANCED RETURN FUND (the "Balanced Return Fund"), PHOENIX CAPITAL GROWTH FUND (the "Capital Growth Fund"), PHOENIX GROWTH & INCOME FUND (the "Growth & Income Fund"), PHOENIX INCOME & GROWTH FUND (the "Income & Growth Fund"), PHOENIX MID-CAP GROWTH FUND (the "Mid-Cap Growth Fund"), PHOENIX NIFTY FIFTY FUND (the "Nifty Fifty Fund"), PHOENIX SMALL-CAP GROWTH FUND (the "Small-Cap Growth Fund") and PHOENIX WORLDWIDE STRATEGIES FUND (the "Worldwide Strategies Fund").

The current Prospectuses for the above-referenced funds are hereby supplemented as follows:

ALL-CAP GROWTH, CAPITAL GROWTH, MID-CAP GROWTH, NIFTY FIFTY AND SMALL-CAP GROWTH FUNDS ONLY

Effective March 15, 2006, Gretchen Lash has left the firm and is no longer affiliated with the Phoenix Funds. Accordingly, in the "Portfolio Management" section under "Management of the Fund", for each of the above-referenced funds, the first paragraph is hereby deleted.

BALANCED FUND ONLY

Effective March 20, 2006, Steven L. Colton has assumed full responsibility for the equity portion of the fund's portfolio. Accordingly, on page 9 of the Prospectus in the "Portfolio Management" section under "Management of the Fund", the third, fourth and fifth paragraphs are hereby deleted and replaced with the following:

    Steven L. Colton makes the investment and trading decisions for the equity portion of the fund's portfolio.

    STEVEN L. COLTON. Mr. Colton is Senior Portfolio Manager of the equity portion of the fund since 1999. He also serves as Senior Portfolio Manager for the Phoenix Balanced Return Fund, the Phoenix Growth & Income Fund, the Phoenix Income & Growth Fund and the Phoenix Worldwide Strategies Fund (domestic portion). Mr. Colton is a Senior Vice President and Senior Portfolio Manager of Engemann and has been with Engemann since 2005. Prior to joining Engemann, he was Managing Director, Senior Portfolio Manager of Phoenix, an affiliate of Engemann, since 1997.

In addition, on page 1 of the Prospectus, in the "Principal Investment Strategies" section under "Investment Risk and Return Summary", the third and fourth arrowed strategies are hereby deleted and replaced with the following:

    > The subadviser uses a quantitative approach coupled with fundamental analysis in its equity security selection process. The 1,500 largest capitalized stocks are ranked based on valuation, momentum and earnings related factors. The subadviser seeks a desired balance of risk and return potential, including a targeted yield greater than that of the S&P 500(R) Index. As of March 31, 2006, the market capitalization of the equity issuers in which the fund was invested ranged from $825 million to $373.3 billion. The subadviser does not guarantee that the targeted yield will exceed the S&P 500(R) Index.

BALANCED RETURN FUND ONLY

Effective March 20, 2006, Steven L. Colton has assumed full responsibility for the equity portion of the fund's portfolio. Accordingly, on page 9 of the Prospectus in the "Portfolio Management" section under "Management of the Fund", the third, fourth and fifth paragraphs are hereby deleted and replaced with the following:

    Steven L. Colton makes the investment and trading decisions for the equity portion of the fund's portfolio.

    STEVEN L. COLTON. Mr. Colton is Senior Portfolio Manager of the equity portion of the fund since 2005. He also serves as Senior Portfolio Manager for the Phoenix Balanced Fund, the Phoenix Growth & Income Fund, the Phoenix Income & Growth Fund and the Phoenix Worldwide Strategies Fund (domestic portion). Mr. Colton is a Senior Vice President and Senior Portfolio Manager of Engemann and has been with Engemann since 2005. Prior to joining Engemann, he was Managing Director, Senior Portfolio Manager of Phoenix, an affiliate of Engemann, since 1997.

In addition, on page 1 of the Prospectus, in the "Principal Investment Strategies" section under "Investment Risk and Return Summary", the third and fourth arrowed strategies are hereby deleted and replaced with the following:

    > The subadviser uses a quantitative approach coupled with fundamental analysis in its equity security selection process. The 1,500 largest capitalized stocks are ranked based on valuation, momentum and earnings related factors. The subadviser seeks a desired balance of risk and return potential, including a targeted yield greater than that of the S&P 500(R) Index. As of March 31, 2006, the market capitalization of the equity issuers in which the fund was invested ranged from $1.1 billion to $373.3 billion. The subadviser does not guarantee that the targeted yield will exceed the S&P 500(R) Index.

GROWTH & INCOME FUND ONLY

Effective March 20, 2006, Steven L. Colton has assumed full responsibility for the fund's portfolio. Accordingly, on page 8 of the Prospectus in the "Portfolio Management" section under "Management of the Fund", the first, second, third and fourth paragraphs are hereby deleted and replaced with the following:

    STEVEN L. COLTON makes the investment and trading decisions for the fund's portfolio.

    Mr. Colton is Senior Portfolio Manager of the fund since 1997. He also serves as Senior Portfolio Manager for the Phoenix Balanced Fund, the Phoenix Balanced Return Fund, the Phoenix Income & Growth Fund and the Phoenix Worldwide Strategies Fund (domestic portion). Mr. Colton is a Senior Vice President and Senior Portfolio Manager of Engemann and has been with Engemann since 2005. Prior to joining Engemann, he was Managing Director, Senior Portfolio Manager of Phoenix, an affiliate of Engemann, since 1997.

    Please refer to the Statement of Additional Information for additional information about the fund's portfolio manager, including the structure of and method of computing compensation, other accounts he manages and his ownership of shares of the fund.

In addition, on page 1 of the Prospectus, in the "Principal Investment Strategies" section under "Investment Risk and Return Summary", the second and third arrowed strategies are hereby deleted and replaced with the following:

    > The adviser uses a quantitative approach coupled with fundamental analysis in its equity security selection process. The 1,500 largest capitalized stocks are ranked based on valuation, momentum and earnings related factors. The adviser seeks a desired balance of risk and return potential, including a targeted yield greater than that of the S&P 500(R) Index. As of March 31, 2006, the market capitalization of the equity issuers in which the fund was invested ranged from $1.2 billion to $373.3 billion. The adviser does not guarantee that the targeted yield will exceed the S&P 500(R) Index.

INCOME & GROWTH FUND ONLY

Effective March 20, 2006, Steven L. Colton has assumed full responsibility for the equity portion of the fund's portfolio. Accordingly, on page 16 of the Prospectus in the "Portfolio Management" section under "Management of the Fund", the third, fourth and fifth paragraphs are hereby deleted and replaced with the following:

    STEVEN L. COLTON makes the investment and trading decisions for the equity portion of the fund's portfolio.

    Mr. Colton is Senior Portfolio Manager of the equity portion of the fund since 1997. He also serves as Senior Portfolio Manager for the Phoenix Balanced Fund, the Phoenix Balanced Return Fund, the Phoenix Growth & Income Fund and the Phoenix Worldwide Strategies Fund (domestic portion). Mr. Colton is a Senior Vice President and Senior Portfolio Manager of Engemann and has been with Engemann since 2005. Prior to joining Engemann, he was Managing Director, Senior Portfolio Manager of Phoenix, an affiliate of Engemann, since 1997.

In addition, on page 9 of the Prospectus, in the "Principal Investment Strategies" section under "Investment Risk and Return Summary", the third arrowed strategy is hereby deleted and replaced with the following:

    > The subadviser uses a quantitative approach coupled with fundamental analysis in its equity security selection process. The 1,500 largest capitalized stocks are ranked based on valuation, momentum and earnings related factors. The subadviser seeks a desired balance of risk and return potential, including a targeted yield greater than that of the S&P 500(R) Index. As of March 31, 2006, the market capitalization of the equity issuers in which the fund was invested ranged from $1.2 billion to $373.3 billion. The subadviser does not guarantee that the targeted yield will exceed the S&P 500(R) Index.

WORLDWIDE STRATEGIES FUND ONLY

Effective March 20, 2006, Steven L. Colton has assumed full responsibility for the domestic portion of the fund's portfolio. Accordingly, on page 39 of the Prospectus in the Engemann disclosure of the "Portfolio Management" section under "Management of the Fund", the first and second paragraphs are hereby deleted and replaced with the following:

    STEVEN L. COLTON manages the domestic portion of the fund's portfolio (since
    2003) and has overall responsibility for the day-to-day management of Engemann's portion of the fund's investments.

    Mr. Colton is Senior Portfolio Manager of the domestic portion of the Fund since 2003. He also serves as Senior Portfolio Manager for the Phoenix Balanced Fund, the Phoenix Balanced Return Fund, the Phoenix Growth & Income Fund and the Phoenix Income & Growth Fund. Mr. Colton is a Senior Vice President and Senior Portfolio Manager of Engemann and has been with Engemann since 2005. Prior to joining Engemann, he was Managing Director, Senior Portfolio Manager of Phoenix, an affiliate of Engemann, since 1997.

In addition, on page 32 of the Prospectus, in the "Principal Investment Strategies" section under "Investment Risk and Return Summary", the sixth arrowed strategy is hereby deleted and replaced with the following:

    > Engemann uses a quantitative approach coupled with fundamental analysis in its equity security selection process. The 1,500 largest capitalized stocks are ranked based on valuation, momentum and earnings related factors. Engemann seeks a desired balance of risk and return potential, including a targeted yield greater than that of the S&P 500(R) Index. Engemann does not guarantee that the targeted yield will exceed the S&P 500(R) Index.

                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE.

PXP 4479/Eng PMChg (04/06)